Income Taxes - Details of Income before Income Taxes by Jurisdiction (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Line Items]
Canadian	$ 996	$ 710	$ 497
Foreign	754	507	700
Income before income taxes, Total	$ 1,750	$ 1,217	$ 1,197